(33) FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Financial Instruments
FINANCIAL INSTRUMENTS

The main financial instruments, at fair value and/or the carrying amount is significantly different of the respective fair value, classified in accordance with the Group’s accounting practices, are:

				December 31, 2018
	Note	Category / Measurement	Level (*)	Carrying amount	Fair value

Asset
Cash and cash equivalent	5	(a)	Level 1	342,346	342,346
Cash and cash equivalent	5	(a)	Level 2	1,549,111	1,549,111
Derivatives	33	(a)	Level 2	640,625	640,625
Derivatives - zero-cost collar	33	(a)	Level 3	16,367	16,367
Concession financial asset - distribution	10	(a)	Level 3	7,430,149	7,430,149
				9,978,598	9,978,598

Liability
Borrowings - principal and interest	16	(b)	Level 2 (***)	5,804,704	5,778,656
Borrowings - principal and interest (**)	16	(a)	Level 2	5,631,255	5,631,255
Debentures - Principal and interest	17	(b)	Level 2 (***)	8,506,478	8,551,063
Debentures - Principal and interest (**)	17	(a)	Level 2	434,367	434,367
Derivatives	33	(a)	Level 2	31,798	31,798
				20,408,602	20,427,139

(*) Refers to the hierarchy for fair value measurement
(**) As a result of the initial designation of this financial liability, the consolidated balances reported a gain of R$ 37,421 in 2018 (R$ 21,137 in 2017).
(***) Only for disclosure purposes, in accordance with IFRS 7

Key
Category:
(a) - Measured at fair value through profit or loss
(b) - Measured at amortized cost

The classification of financial instruments in “amortized cost” or “fair value through profit or loss” is based on business model and in the characteristics of expected cash flow for each instrument.

The financial instruments for which the carrying amounts approximate the fair values at the end of the reporting period are:

•	Financial assets: (i) consumers, concessionaires and licensees, (ii) leases, (iii) associates, subsidiaries and parent company, (iv) receivables – CDE, (v) pledges, funds and restricted deposits, (vi) services rendered to third parties, (vii) Collection agreements, and (viii) sector financial asset.
•	Financial liabilities: (i) trade payables, (ii) regulatory charges, (iii) use of public asset, (iv) consumers and concessionaires payable, (v) FNDCT/EPE/PROCEL, (vi) collection agreement, (vii) reversal fund, (viii) payables for business combination, (ix) tariff discount CDE, and (x) sector financial liability.

In addition, in 2018 there were no transfers between hierarchical levels of fair value.

a) Valuation of financial instruments

As mentioned in note 4, the fair value of a security corresponds to its maturity value (redemption value) adjusted to present value by the discount factor (relating to the maturity date of the security) obtained from the market interest curve, in Brazilian reais.

IFRS 7 requires the classification in a three-level hierarchy for fair value measurement of financial instruments, based on observable and unobservable inputs related to the valuation of a financial instrument at the measurement date.

IFRS 7 also defines observable inputs as market data obtained from independent sources and unobservable inputs that reflect market assumptions.

The three levels of the fair value hierarchy are:

· Level 1: quoted prices in an active market for identical instruments;

· Level 2: observable inputs other than quoted prices in an active market that are observable for the asset or liability, directly (i.e. as prices) or indirectly (i.e. derived from prices);

· Level 3: inputs for the instruments that are not based on observable market data.

As the distribution subsidiaries have classified their concession financial asset as fair value through profit or loss, the relevant factors for fair value measurement are not publicly observable. The fair value hierarchy classification is therefore level 3. The changes between years and the respective gains in profit for the year of R$345,015 (R$ 204,443 in 2017 and R$ 186,148 in 2016), and the main assumptions are described in note 10 and 25.

Additionally, the main assumptions used in the fair value measurement of the zero-cost collar derivative, the fair value hierarchy of which is Level 3, are disclosed in note 33 b.1.

The Company recognizes in “Investments at cost” in the financial statements the 5.94% interest held by the indirect subsidiary Paulista Lajeado Energia S.A. in the total capital of Investco S.A. (“Investco”), in the form of 28,154,140 common shares and 18,593,070 preferred shares not quoted in stock markets. The main objective of its operations is to generate electric energy for commercialization by the shareholders holding the concession. The Company recognizes the investment at cost, that is the best estimate of their fair value, since there are no available reliable information for the fair value calculation, according to IFRS 9.

b) Derivatives

The Group has the policy of using derivatives to reduce their risks of fluctuations in exchange and interest rates (economic hedge), without any speculative purposes. The Group has exchange rate derivatives compatible with the exchange rate risks net exposure, including all the assets and liabilities tied to exchange rate changes.

The derivative instruments entered into by the Group are currency or interest rate swaps with no leverage component, margin call requirements or daily or periodical adjustments. Furthermore, in 2015 subsidiary CPFL Geração contracted a zero-cost collar (see item b.1 below).

As a large part of the derivatives entered into by the subsidiaries have their terms fully aligned with the hedged debts, and in order to obtain more relevant and consistent accounting information through the recognition of income and expenses, these debts were designated at fair value, for accounting purposes (note 16 and 17). Other debts with terms different from the derivatives contracted as a hedge continue to be recognized at amortized cost. Furthermore, the Group did not adopt hedge accounting for derivative instruments.

At December 31, 2018, the Group had the following swap transactions, all traded on the over-the-counter market:

	Fair values (carrying amounts)
Strategy	Assets	Liabilities	Fair value, net	Values at cost, net (1)	Gain (loss) on mark to market	Currency / debt index	Currency /swap index	Maturity range	Notional

Derivatives to hedge debts designated at fair value
Exchange rate hedge
Bank Loans - Law 4.131	592,520	(10,775)	581,745	633,270	(51,525)	US$ + (Libor 3 months + 0.8% to 1.55% or 2.3% to 4.32%)	99.80% to 116% of CDI	October 2018 to March 2022	4,186,051
Bank Loans - Law 4.131	2,899	(21,023)	(18,124)	(3,972)	(14,152)	Euro + 0.42% to 0.96%	102% to 105.8% of CDI	April 2019 to March 2022	879,630

	595,418	(31,798)	563,620	629,298	(65,678)

Hedge variation price index
Debentures	23,081	-	23,081	2,070	21,012	IPCA + 5.8% to 5.86%	100.15% to 104.3% of CDI	April 2019 to August 2025	416,600

Derivatives to hedge debts not designated at fair value
Price index hedge:
Debentures	22,125	-	22,125	21,548	577	IPCA + 5.8% to 5.86%	100.15% to 104.3% of CDI	April 2019 to August 2025	70,469

Other (2):
Zero cost collar	16,367	-	16,367	-	16,367	US$	(note 32 b.1)	July 2018 to September 2020	44,083

Total	656,992	(31,798)	625,194	652,916	(27,722)

Current	309,484	(8,139)
Noncurrent	347,507	(23,659)

(1)The value at cost are the derivative amount without the respective mark to market, while the notional refers to the balance of the debt and is reduced according to the respective amortization;

(2) Due to the characteristics of this derivative (zero-cost collar), the notional amount is presented in U.S. dollar.

For further details on terms and information on debts and debentures, see notes 16 and 17

Changes in derivatives are stated below:

	December 31, 2017	Interests, Exchange rate variation and monetary restatements	Repayments of principal	December 31, 2018
Derivatives
to hedge debts designated at fair value	526,148	662,147	(556,927)	631,368
to hedge debts not designated at fair value	17,881	(21,817)	25,484	21,548
Others (zero-cost collar)	-	11,984	(11,984)	-
Mark-to-market (*)	9,095	(36,817)	-	(27,722)
	553,124	615,497	(543,427)	625,194

(*) The effects on profit or loss and OCI for the year ended December 31, 2018 related to the fair value adjustments (MTM) of the derivatives are: (i) a loss of R$ 14,533 for debts designated at fair value, (ii) a gain of R$ 13,407 for debts not designated at fair value and (iii) a loss of R$ 35,691 for other derivatives (zero-cost collar).

As mentioned above, certain subsidiaries applied the fair value option to borrowings and debentures for which there were derivative instruments totally related (notes 16 and 17).

The Group have recognized gains and losses on their derivatives. However, as these derivatives are used as a hedge, these gains and losses minimized the impact of variations in exchange and interest rates on the hedged debts. For the years 2018, 2017 and 2016, the derivatives resulted in the following impacts on the result, recognized in the line item of finance costs on adjustment for inflation and exchange rate changes and in the consolidated comprehensive income in the credit risk in the mark-to-market, the last one related to debts at fair value:

	Gain (Loss) on Profit or Loss			Gain (Loss) on Comprehensive Income
Hedged risk / transaction	2018	2017	2016	2018
Interest rate variation	(19,747)	1,446	243	-
Mark to market	13,135	8,960	33,465	272
Exchange variation	672,061	(169,714)	(1,689,544)	-
Mark to market	(47,904)	(76,544)	255,849	(2,025)
	617,545	(235,852)	(1,399,988)	(1,753)

b.1) Zero-cost collar derivative contracted by CPFL Geração

In 2015, subsidiary CPFL Geração contracted US$ denominated put and call options, involving the same financial institution as counterpart, and which on a combined basis are characterized as an operation usually known as zero-cost collar. The contracting of this operation does not involve any kind of speculation, inasmuch as it is aimed at minimizing any negative impacts on future revenues of the joint venture ENERCAN, which has electric energy sale agreements with annual restatement of part of the tariff based on the variation in the US$. In addition, according to Management’s view, the scenario in 2015 was favorable for contracting this type of financial instrument, considering the high volatility implicit in dollar options and the fact that there is no initial cost for same.

The total amount contracted was US$ 111,817 thousand, with due dates between October 1, 2015 and September 30, 2020. As at December 31, 2018, the total amount contracted was US$ 44,083 thousand, considering the options already settled up to date. The exercise prices of the dollar options vary from R$ 4.20 to R$ 4.40 for the put options and from R$ 5.40 to R$ 7.50 for the call options.

These options have been measured at fair value in a recurring manner, as required by IFRS 9. The fair value of the options that are part of this operation has been calculated based on the following premises:

Valuation technique(s) and key information	We used the Black Scholes Option Pricing Model, which aims to obtain the theoretical value of the options involving the following variables: the current price of the asset, the strike price of the option, the risk-free interest rate, the time left until the option’s maturity date and the volatility of the asset.
Significant unobservable inputs	Volatility determined based on the average market pricing calculations, future dollar and other variables applicable to this specific transaction, with average variation of 18.61%.
Relationship between unobservable inputs and fair value (sensitivity)	A slight rise in long-term volatility, analyzed on an isolated basis, would result in an insignificant increase in fair value. If the volatility were 10% higher and all the other variables remained constant, the net carrying amount (asset) would increase by R$ 587, resulting in a net asset of R$ 16,954.

The following table reconciles the opening and closing balances of the call and put options for the year ended December 31, 2018, as required by IFRS 13:

	Assets	Liabilities	Net

As of December 31, 2016	57,715	-	57,715
Measurement at fair value	16,715	-	16,715
Net cash received from settlement of flows	(22,372)	-	(22,372)
As of December 31, 2017	52,058	-	52,058
Measurement at fair value	(23,707)	-	(23,707)
Net cash received from settlement of flows	(11,984)	-	(11,984)
As of December 31, 2018	16,367	-	16,367

The fair value measurement of these financial instruments was recognized in the statement of profit or loss for the year, and no effects were recognized in other comprehensive income.

c) Concession financial assets - distribution

As the distribution subsidiaries have classified the respective financial assets of the concession as measured at fair value through profit or loss, the relevant factors to measure the fair value are not publicly observable and there is no active market. Therefore, the classification of the fair value hierarchy is level 3.

Considering that all contractual characteristics are reflected in the recorded amounts, the Group believes that the carrying amounts reflect their fair values. The accounting measurement of the indemnity arising from the concession is made by applying contractual and legal regulatory criteria.

d) Market risk

Market risk is the risk that changes in market prices – e.g. foreign exchange rates and interest rates – will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return. The Group uses derivatives to manage market risks.

Sensitivity Analysis

In compliance with IFRS 7, the Group performed sensitivity analyses of the main risks to which their financial instruments (including derivatives) are exposed, mainly comprising variations in exchange and interest rates.

If the risk exposure is considered an asset, the risk to be taken into account is a reduction in the pegged indexes, resulting in a negative impact on the results of the Group. Similarly, if the risk exposure is considered a liability, the risk is of an increase in the pegged indexes and the consequent negative effect on the results. The Group therefore quantify the risks in terms of the net exposure of the variables (dollar, euro, CDI, IGP-M, IPCA, TJLP and SELIC), as shown below:

d.1) Exchange rate variation

Considering the level of net exchange rate exposure at December 31, 2018 is maintained, the simulation of the effects by type of financial instrument for three different scenarios would be:

			Income (expense) - R$ thousand
Instruments	Exposure R$ thousand (a)	Risk	Currency depreciation (b)	Currency appreciation / depreciation of 25%	Currency appreciation / depreciation of 50%
Financial liability instruments	(4,775,978)		(141,746)	1,087,685	2,317,116
Derivatives - Plain Vanilla Swap	4,845,349		143,805	(1,103,484)	(2,350,772)
	69,371	drop in the dollar	2,059	(15,799)	(33,656)

Financial liability instruments	(857,429)		(54,219)	173,693	401,605
Derivatives - Plain Vanilla Swap	871,755		55,125	(176,595)	(408,315)
	14,326	drop in the euro	906	(2,902)	(6,710)

Total	83,697		2,965	(18,701)	(40,366)

Effects in the accumulated comprehensive income			2,187	(12,704)	(27,594)
Effects in the profit or loss for the year			778	(5,997)	(12,772)

				Income (expense) - R$ thousand
Instruments	Exposure US$ thousand		Risk	Currency depreciation (b)	Currency appreciation / depreciation of 25%(c)	Currency appreciation / depreciation of 50%(c)
Derivatives - Zero-cost collar	44,083	(d)	dollar apprec.	(1,770)	(17,126)	(32,482)

(a) The exchange rates considered as of December 31, 2018 were R$ 3.87 per US$ 1.00 and R$ 4.44 per € 1.00.

(b) As per the exchange curves obtained from information made available by B3 S.A., with the exchange rate being considered at R$ 3.99 and R$ 4.72, and exchange depreciation at 2.97% and 6.32%, for the US$ and €, respectively, in December 31, 2018.

(c) As required by CVM Instruction 475/2008, the percentage increases in the ratios applied refer to the information made available by the B3 S.A..

(d) Owing to the characteristics of this derivative (zero-cost collar), the notional amount is presented in US$.

Except for the zero cost collar, based on the net exchange exposure in US$ and euro being an asset, the risk is a drop in the dollar and euro and, therefore, the local exchange rate is appreciated by 25% and 50% in relation to the probable exchange rate.

d.2) Interest rate variation

Assuming that the scenario of net exposure of the financial instruments indexed to variable interest rates at December 31, 2018 is maintained, the net finance cost for the next 12 months for each of the three scenarios defined, would be:

					Income (expense) - R$ thousand
Instruments	Exposure R$ thousand	Risk	Rate in the period	Most likely scenario (a)	Likely scenario	Raise/drop of index by 25% (b)	Raise/drop of index by 50% (b)
Financial asset instruments	2,180,549				143,262	179,078	214,893
Financial liability instruments	(7,104,019)				(466,734)	(583,418)	(700,101)
Derivatives - Plain Vanilla Swap	(5,658,788)				(371,782)	(464,728)	(557,674)
	(10,582,258)	raise of CDI	6.40%	6.57%	(695,254)	(869,068)	(1,042,882)

Financial liability instruments	(153,424)	raise of IGP-M	7.54%	3.19%	(4,894)	(6,118)	(7,341)

Financial liability instruments	(4,829,388)	raise of TJLP and TLP	6.72% and 7.42%	7.03%	(339,506)	(424,382)	(509,259)

Financial liability instruments	(1,801,795)				(60,180)	(45,135)	(30,090)
Derivatives - Plain Vanilla Swap	550,511				18,387	13,790	9,194
Concession financial asset	7,430,149				248,167	186,125	124,083
	6,178,865	drop in the IPCA	3.69%	3.34%	206,374	154,780	103,187

Sector financial asset and liability	1,508,158				98,784	74,088	49,392
Financial liability instruments	(114,117)				(7,475)	(5,606)	(3,737)
	1,394,041	drop in the SELIC	6.40%	6.55%	91,309	68,482	45,655

Total	(7,992,164)				(741,971)	(1,076,306)	(1,410,640)

Effects in the accumulated comprehensive income					753	597	442
Effects in the profit or loss for the year					(742,724)	(1,076,903)	(1,411,082)

(a) The indexes were obtained from information available in the market.

(b) In compliance with CVM Instruction 475/08, the percentages of increase were applied to the indexes in the probable scenario.

Additionally, the debts exposed to fixed indexes would generate an expense of R$ 62,048.

a)	Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s receivables from Consumers, Concessionaires and Licensees and financial instruments. Monthly, the risk is monitored and classified according to the current exposure, considering the limit approved by Management.

Impairment losses on financial assets recognized in profit or loss are presented in note 6 – Consumers, Concessionaires and Licensees.

Consumers, Concessionaries and Licensees

The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, Management also considers the factors that may influence the credit risk of its customer base.

The Group uses an allowance matrix to measure the expected credit losses of trade receivables from individual customers, which comprise a very large number of small balances.

Loss rates are based on actual credit loss experience over the past years. These rates reflect differences between economic conditions during the period over which the historical data has been collected, current conditions and the Group’s view of economic conditions over the expected lives of the receivables.

At December 31, 2018, the maximum exposure to credit risk for trade receivables by type of counterparty was represented by the total recorded balance presented in 6 – Consumers, Concessionaires and Licensees.

Cash and cash equivalents

The Group limits its exposure to credit risk by investing only in liquid debt securities and only with counterparties that have a credit rating of at least AA-.

The Group considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties. Management did not identify for the years 2017 and 2018 that the securities were impaired, based in the criteria of expected losses.

b)	Liquidity analysis

The Company manages liquidity risk by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of its financial liabilities. The table below sets out details of the contractual maturities of the financial liabilities at December 31, 2018, taking into account principal and future interest, and is based on the undiscounted cash flow, considering the earliest date on which the Group have to settle their respective obligations.

December 31, 2018	Note	Less than 1 month	1-3 months	3 months to 1 year	1-3 years	4-5 years	More than 5 years	Total
Trade payables	15	2,368,142	29,618	325	194,898	-	138,138	2,731,121
Borrowings - principal and interest	16	204,626	686,531	2,235,355	5,630,763	2,762,770	2,765,395	14,285,440
Derivatives	33	-	32	9,908	15,695	10,327	-	35,962
Debentures - principal and interest	17	81,852	450,576	1,009,204	5,871,723	2,349,058	1,196,565	10,958,978
Regulatory charges	19	149,159	1,497	-	-	-	-	150,656
Use of public asset		782	4,435	15,715	36,137	48,193	147,643	252,905
Others	22	83,372	92,414	50,208	3,054	3,054	56,050	288,150
Consumers and concessionaires		43,022	42,992	7,598	-	-	47,831	141,443
EPE / FNDCT / PROCEL		35	4,336	33,682	-	-	-	38,052
Collections agreement		40,188	44,831	-	-	-	-	85,018
Reversal fund		127	255	1,330	3,054	3,054	8,219	16,039
Business combination		-	-	7,598	-	-	-	7,598
Total		2,887,933	1,265,103	3,320,715	11,752,270	5,173,402	4,303,791	28,703,212